Reconciliation of Total Assets Measured at Fair Value on Recurring Basis to Balance Sheet Presentation (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net fair value of assets measured at fair value on a recurring basis	$ 84,468	$ 69,623
Common and preferred stock measured at fair value on a nonrecurring basis	395	313
Other	(7)	3
Recorded basis of investment components	87,866	72,816
Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less derivative net assets classified as other current assets	(213)	(185)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	1,967	2,019
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common and preferred stock measured at fair value on a nonrecurring basis	395	313
Other investments measured at fair value on a nonrecurring basis	$ 1,256	$ 1,043